Business Segment and Geographic Data Information (Information Concerning Consolidated Operations by Business Segment) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Net Sales			$ 16,805	$ 17,146	$ 16,952
Cost of Products Sold			10,516	10,877	11,428
Other (Income) and Expense, net(a)			(438)	68	(43)
Operating Profit			2,700	1,928	2,309
NA			781	753	754
Segment, Expenditure, Addition to Long-Lived Assets	[1]		605	666	742
Continuing Operations
NA	[2]		648	638	631
Operating Segments
Segment Net Sales			16,760	16,936	16,585
Cost of Products Sold			10,273	10,620	11,060
Other (Income) and Expense, net(a)	[3]		13	96	14
Operating Profit			3,368	3,187	2,824
NA		$ 640		635	628
Marketing and Advertising Expense			1,222	1,139	957
Research, Selling and General Expense			(1,884)	(1,894)	(1,730)
Segment, Expenditure, Addition to Long-Lived Assets			600	651	738
Segment Reporting, Reconciling Item, Corporate Nonsegment
Segment Net Sales			45	210	367
Operating Profit			(668)	(1,259)	(515)
NA			8	3	3
Segment, Expenditure, Addition to Long-Lived Assets			5	15	4
United States
Segment Net Sales			10,400	10,400	9,800
International Personal Care (IPC) | Operating Segments
Segment Net Sales			5,743	5,940	6,109
Cost of Products Sold			3,755	4,012	4,276
Other (Income) and Expense, net(a)	[3]		13	96	14
Operating Profit			826	673	708
NA			200	205	199
Marketing and Advertising Expense			416	400	349
Research, Selling and General Expense			(733)	(759)	(762)
Segment, Expenditure, Addition to Long-Lived Assets			157	196	236
North America | Operating Segments
Segment Net Sales			11,017	10,996	10,476
Cost of Products Sold			6,518	6,608	6,784
Other (Income) and Expense, net(a)	[3]		0	0	0
Operating Profit			2,542	2,514	2,116
NA			440	430	429
Marketing and Advertising Expense			806	739	608
Research, Selling and General Expense			(1,151)	(1,135)	(968)
Segment, Expenditure, Addition to Long-Lived Assets			$ 443	$ 455	$ 502

[1]	(a) Excludes discontinued operations. See Note 3 for capital spending of discontinued operations.
[2]	(a) Excludes discontinued operations. See Note 3 for depreciation and amortization of discontinued operations.
[3]	Other (income) and expense, net primarily includes the effects of changes in exchange rates on monetary assets and liabilities for subsidiaries where we have adopted highly inflationary accounting